Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000214854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	16.03%	5.27%
C000214852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000118372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	16.80%	2.38%	3.82%
C000118373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	21.34%	2.70%	3.74%
C000118374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000199810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	19.46%	7.57%	5.44%
C000023778
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	24.14%	7.92%	5.36%
C000023779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000047589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	17.22%	4.26%	4.78%
C000047591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	21.81%	4.60%	4.68%
C000047592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	17.22%	5.19%	6.25%
C000023782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	21.78%	5.53%	6.18%
C000023783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000214854
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%	6.40%
Without Sales Load [Member] | C000214852
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%	6.66%
Without Sales Load [Member] | C000118372
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%	3.49%	4.38%
Without Sales Load [Member] | C000118373
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	2.70%	3.74%
Without Sales Load [Member] | C000118374
Average Annual Return [Line Items]
Average Annual Return, Percent	23.62%	3.74%	4.69%
Without Sales Load [Member] | C000199810
Average Annual Return [Line Items]
Average Annual Return, Percent	23.63%	3.81%	4.72%
Without Sales Load [Member] | C000023776
Average Annual Return [Line Items]
Average Annual Return, Percent	26.09%	8.74%	6.01%
Without Sales Load [Member] | C000023778
Average Annual Return [Line Items]
Average Annual Return, Percent	25.14%	7.92%	5.36%
Without Sales Load [Member] | C000023779
Average Annual Return [Line Items]
Average Annual Return, Percent	26.41%	9.01%	6.36%
Without Sales Load [Member] | C000211925
Average Annual Return [Line Items]
Average Annual Return, Percent	26.46%	9.06%	6.39%
Without Sales Load [Member] | C000047589
Average Annual Return [Line Items]
Average Annual Return, Percent	23.72%	5.39%	5.35%
Without Sales Load [Member] | C000047591
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%	4.60%	4.68%
Without Sales Load [Member] | C000047592
Average Annual Return [Line Items]
Average Annual Return, Percent	24.08%	5.65%	5.67%
Without Sales Load [Member] | C000211125
Average Annual Return [Line Items]
Average Annual Return, Percent	24.17%	5.73%	5.71%
Without Sales Load [Member] | C000023780
Average Annual Return [Line Items]
Average Annual Return, Percent	23.71%	6.33%	6.82%
Without Sales Load [Member] | C000023782
Average Annual Return [Line Items]
Average Annual Return, Percent	22.78%	5.53%	6.18%
Without Sales Load [Member] | C000023783
Average Annual Return [Line Items]
Average Annual Return, Percent	23.97%	6.59%	7.18%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%	5.80%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%	5.80%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%	5.74%	4.02%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%	5.74%	4.02%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%	5.74%	4.02%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%	5.74%	4.02%
EATON VANCE Index: MSCI EAFE nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: MSCI EAFE nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: MSCI EAFE nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: MSCI EAFE nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.77%	8.19%	5.70%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%	12.82%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%	12.82%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%	12.82%
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Average Annual Return, Percent	26.73%	6.38%
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Average Annual Return, Percent	26.73%	6.38%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	23.30%	6.27%	5.86%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	23.30%	6.27%	5.86%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	23.30%	6.27%	5.86%
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Average Annual Return, Percent	23.30%	6.27%	5.86%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	29.33%	11.28%	10.18%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	29.33%	11.28%	10.18%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	29.33%	11.28%	10.18%